Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018 [1]
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 17,104	$ 8,210
Long-term debt:
Current portion of long-term debt	993	3,372
Long-term debt	16,111	4,838
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	578	1,553
Long-term debt:
Current portion of long-term debt	600
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	253	755
Long-term debt:
Current portion of long-term debt	300
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under capital leases	476	745
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	2,005	1,934
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	1,670	$ 3,223
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From Crystal Financial LLC CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,122

[1]	Recast (refer to note 1)